Subsequent Events (Details Textual) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	2 Months Ended	1 Months Ended				1 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Jan. 27, 2012 Convertible Notes Payable [Member]	Dec. 31, 2013 Convertible Notes Payable [Member]	Jan. 27, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member] Private Placement [Member]	Mar. 31, 2014 Subsequent Event [Member] Private Placement [Member]	Feb. 28, 2014 Subsequent Event [Member] Convertible Notes Payable One [Member]	Feb. 28, 2014 Subsequent Event [Member] Convertible Notes Payable Two [Member]	Feb. 28, 2014 Subsequent Event [Member] Series B Convertible Preferred Stock [Member]	Jan. 27, 2014 Subsequent Event [Member] Joint Marketing Agreement [Member]	Feb. 28, 2014 Subsequent Event [Member] Common Stock [Member]	Jan. 27, 2014 Subsequent Event [Member] Common Stock [Member] Joint Marketing Agreement [Member]	Jan. 30, 2014 Subsequent Event [Member] Advisor [Member] Common Stock [Member]	Jan. 27, 2014 Investor [Member] Subsequent Event [Member] Series A Convertible Preferred Stock [Member]	Jan. 27, 2014 Investor [Member] Subsequent Event [Member] Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services															30,000	2,000
Professional Fees, Due In First Month Of Service													$ 40,000
Professional Fees, Due In Second Month Of Service													30,000
Professional Fees, Due In Third Month Of Service													30,000
Professional Fees Due, Per Month, After Third Month Of Service													10,000
Stock Issued During Period, Shares, New Issues									591,667								100,000
Proceeds From Issuance Of Convertible Preferred Stock			0	3,361,000													300,000
Convertible Preferred Stock, Shares Issued upon Conversion																	100,000	146,667
Stock Issued During Period, Shares, For warrant Exercises																		146,667
Number Of Warrants Exercised																		216,667
Conversion Blocker Percentage							9.90%				9.90%
Conversion Of Stock, Shares Converted												25,000
Conversion Of Stock, Shares Issued														1,587
Conversion of Stock, Conversion Price												$ 0.0635
Stock Issued During Period, Value, New Issues									1,775,000
Debt Conversion, Original Debt, Amount	0	800,000				100,000				820,000	300,000
Debt Conversion, Converted Instrument, Shares Issued					1,600,000					383,659	103,232
Warrants Issued, Number of Warrants									22,083
Warrants Issued, Expiration Period								5 years
Warrants Issued, Exercise Price									$ 3.00
Proceeds from Issuance of Common Stock									$ 1,700,000